Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 32,440	$ 303,334	$ 95,068
Digital currencies	139,655	616,352	199
Prepaid expense	68,333	67,736
Total current assets	240,428	987,422	95,267
Other assets:
Property and equipment, net	3,388	1,235
Websites			919
Deposits			1,885
Total other assets	3,388	1,235	2,804
Total Assets	243,816	988,657	98,071
Liabilities and Stockholders' Equity (Deficit):
Accounts payable and accrued expense	69,067	75,997	770,497
Short term loan			45,000
Convertible notes			3,283,034
Derivative liabilities			23,231,938
Derivative liabilities for shortfall of shares			14,915,419
Liquidated Damages Liabilities			3,102,750
Total current liabilities	69,067	75,997	45,348,638
Stockholders' equity (deficit):
Common stock value	372,337	363,044	16,097
Treasury stock, at cost, 0 and 216,667 shares at December 31, 2017 and 2016, respectively			(217)
Additional paid in capital	114,657,833	114,667,080	23,785,756
Accumulated deficit	(114,855,450)	(114,117,539)	(69,052,203)
Total stockholders' equity (deficit)	174,749	912,660	(45,250,567)
Total Liabilities and stockholders' equity (deficit)	243,816	988,657	98,071
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock value		25
Series C-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock value	$ 29	$ 50